Intangible Assets Other Than Goodwill - Additional Details (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible asset	$ 191,664	$ 209,058
Below Market Lease Net	27,074	32,006
Favorable lease terms
Intangible asset	21,782
Acquisition Costs Amortization Of Intangible Assets	3,780	14,470
Unfavorable lease terms
Below Market Lease Net	$ 9,405